7. Stock-Based Compensation (Sept 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Stock Options [Member]
Weighted average grant date fair values of options granted	$ 1.96	$ 5.58	$ 2.20	$ 6.01
Unrecognized compensation costs - Options	$ 1,450,000	$ 2,999,000	$ 1,450,000	$ 2,999,000	$ 2,253,000
Weighted average amortization period			1 year 6 months 22 days	2 years 5 months 5 days	1 year 11 months 26 days
Aggregate intrinsic value per share			$ 1.46		$ 3.68
Restricted Stock [Member]
Unrecognized compensation costs - Restricted Stock Awards	$ 111,000	$ 239,000	$ 111,000	$ 239,000
Weighted average amortization period			1 year 6 months 11 days	1 year 8 months 8 days